Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	BLUE SPHERE CORP.
Entity Central Index Key	0001419582
Document Type	S-1
Trading Symbol	BLSP
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company